Discontinued operations	12 Months Ended
Dec. 31, 2021
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Discontinued operations	Discontinued operationsNo operations were discontinued in 2021, 2020 or 2019.